Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings/(Accumulated Deficit)	Treasury Stock [Member]	AOCI Attributable to Parent [Member]
Beginning balance (in shares) at Jun. 30, 2017		84,771,000
Beginning balance at Jun. 30, 2017	$ 153,921	$ 849	$ 133,417	$ 96,455	$ (76,800)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	34,899			34,899
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)		496,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	565	$ 1	564
Share-based compensation expense	67		67
Dividends paid	(1,882)			(1,882)
Ending balance (in shares) at Jun. 30, 2018		84,997,000
Ending balance at Jun. 30, 2018	187,129	$ 850	134,048	129,472	(77,241)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	72,579			72,579
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)		5,642,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	4,300	$ 56	4,244
Share-based compensation expense	86		86
Dividends paid	(1,958)			(1,958)
Ending balance (in shares) at Jun. 30, 2019		90,619,000
Ending balance at Jun. 30, 2019	262,455	$ 906	138,378	200,446	(77,275)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(1,688)
Ending balance (in shares) at Sep. 30, 2019		91,967,000
Ending balance at Sep. 30, 2019	262,475	$ 920	140,072	198,758	(77,275)
Beginning balance (in shares) at Jun. 30, 2019		90,619,000
Beginning balance at Jun. 30, 2019	262,455	$ 906	138,378	200,446	(77,275)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	37,382			37,382
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)		4,651,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	4,819	$ 47	4,772
Share-based compensation expense	9,263		9,263
Dividends paid	(207,341)			(207,341)
Dividends paid on unexercised stock options	(9,221)		(9,221)
Return of capital	(58,438)		(58,438)
Ending balance (in shares) at Dec. 31, 2019		95,270,000
Ending balance at Dec. 31, 2019	38,919	$ 953	84,754	30,487	(77,275)
Beginning balance (in shares) at Jun. 30, 2019		90,619,000
Beginning balance at Jun. 30, 2019	262,455	$ 906	138,378	200,446	(77,275)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	81,147			81,147
Loss on cash flow hedge, net of tax	(1,295)					(1,295)
Amount reclassified into earnings, net tax	$ (41)					(41)
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)	5,535,327	5,495,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	$ 5,506	$ 56	5,450
Share-based compensation expense	9,483		9,483
Dividends paid	(207,341)			(207,341)
Dividends paid on unexercised stock options	(9,221)		(9,221)
Return of capital	(58,438)		(58,438)
Ending balance (in shares) at Jun. 30, 2020		162,191,000
Ending balance at Jun. 30, 2020	545,689	$ 1,622	548,113	(2,792)	0	(1,254)
Beginning balance (in shares) at Sep. 30, 2019		91,967,000
Beginning balance at Sep. 30, 2019	262,475	$ 920	140,072	198,758	(77,275)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	39,070			39,070
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)		3,303,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	3,133	$ 33	3,100
Share-based compensation expense	9,241		9,241
Dividends paid	(207,341)			(207,341)
Dividends paid on unexercised stock options	(9,221)		(9,221)
Return of capital	(58,438)		(58,438)
Ending balance (in shares) at Dec. 31, 2019		95,270,000
Ending balance at Dec. 31, 2019	38,919	$ 953	84,754	30,487	(77,275)
Beginning balance (in shares) at Jun. 30, 2020		162,191,000
Beginning balance at Jun. 30, 2020	545,689	$ 1,622	548,113	(2,792)	$ 0	(1,254)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	91,253			91,253
Loss on cash flow hedge, net of tax	(375)					(375)
Amount reclassified into earnings, net tax	$ 234					234
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)	862,566	583,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	$ (4,906)	$ 6	(4,912)
Share-based compensation expense	2,240		2,240
Return of capital	(58,400)
Ending balance (in shares) at Dec. 31, 2020		162,774,000
Ending balance at Dec. 31, 2020	634,135	$ 1,628	545,441	88,461		(1,395)
Beginning balance (in shares) at Sep. 30, 2020		162,507,000
Beginning balance at Sep. 30, 2020	544,974	$ 1,625	546,815	(1,955)		(1,511)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	90,416			90,416
Loss on cash flow hedge, net of tax	0
Amount reclassified into earnings, net tax	116					116
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)		267,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	(2,707)	$ 3	(2,710)
Share-based compensation expense	1,336		1,336
Ending balance (in shares) at Dec. 31, 2020		162,774,000
Ending balance at Dec. 31, 2020	$ 634,135	$ 1,628	$ 545,441	$ 88,461		$ (1,395)